Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 5,626		$ 5,886	$ 64,417,218	$ (55,791,914)	$ (39,334)		$ 8,597,482
Beginning balance, shares at Dec. 31, 2020		5,625,884		5,886,073
Net loss						(7,128,921)		(23,576)	(7,152,497)
Change in foreign currency translation							(45,727)		(45,727)
Issuance of common stock in connection with sales made under public offerings				$ 2,771	10,312,553				10,315,324
Issuance of common stock in connection with sales made under public offerings, shares				2,771,084
Recognition of beneficial conversion features related to convertible notes					318,616				318,616
Issuance of common stock in exchange for consulting, professional and other services				$ 150	511,308				511,458
Issuance of common stock in exchange for consulting, professional and other services, shares				150,393
Issuance of common stock in connection with the issuance of convertible notes				$ 18	39,732				39,750
Issuance of common stock in connection with the issuance of convertible notes, shares				17,746
Issuance of common stock in connection with the acquisition of a business				$ 1,772	4,998,228				5,000,000
Issuance of common stock in connection with the acquisition of a business, shares				1,771,883
Stock based compensation expense related to stock options					33,698				33,698
Ending balance, value at Sep. 30, 2021			$ 9,400	$ 12,326	88,490,096	(62,920,855)	(85,061)	(23,576)	25,482,330
Ending balance, shares at Sep. 30, 2021			9,400,259	12,325,736
Beginning balance, value at Jun. 30, 2021			$ 9,315	$ 9,560	79,454,922	(60,611,994)	(17,465)		18,844,338
Beginning balance, shares at Jun. 30, 2021			9,315,059	9,560,074
Net loss						(2,308,841)		(23,576)	(2,332,417)
Change in foreign currency translation							(67,596)		(67,596)
Issuance of common stock in connection with sales made under public offerings				$ 361	1,361,347				1,361,708
Issuance of common stock in connection with sales made under public offerings, shares				361,445
Issuance of common stock in exchange for consulting, professional and other services				$ 86	255,011				255,097
Issuance of common stock in exchange for consulting, professional and other services, shares				86,522
Issuance of common stock in connection with the issuance of convertible notes				$ 5	9,995				10,000
Issuance of common stock in connection with the issuance of convertible notes, shares				4,464
Issuance of common stock in connection with the acquisition of a business				$ 1,772	4,998,228				5,000,000
Issuance of common stock in connection with the acquisition of a business, shares				1,771,883
Stock based compensation expense related to stock options					33,698				33,698
Ending balance, value at Sep. 30, 2021			$ 9,400	$ 12,326	88,490,096	(62,920,855)	(85,061)	(23,576)	25,482,330
Ending balance, shares at Sep. 30, 2021			9,400,259	12,325,736
Beginning balance, value at Dec. 31, 2021			$ 9,400	$ 12,698	89,851,309	(66,404,190)	(30,755)	2,682,339	26,120,801
Beginning balance, shares at Dec. 31, 2021			9,400,259	12,698,192
Net loss						(8,495,757)		(266,309)	(8,762,066)
Change in foreign currency translation							(129,361)		(129,361)
Recognition of beneficial conversion features related to convertible notes					363,329				363,329
Issuance of common stock in exchange for consulting, professional and other services				$ 178	116,558				116,736
Issuance of common stock in exchange for consulting, professional and other services, shares				178,490
Stock based compensation expense related to stock options					226,091				226,091
Ending balance, value at Sep. 30, 2022			$ 9,282	$ 22,562	97,156,458	(75,450,170)	(160,116)	2,416,030	23,994,046
Ending balance, shares at Sep. 30, 2022			9,281,759	22,562,297
Beginning balance, value at Jun. 30, 2022			$ 9,361	$ 19,780	95,661,982	(73,253,212)	(87,776)	2,511,477	24,861,612
Beginning balance, shares at Jun. 30, 2022			9,360,759	19,780,053
Net loss						(2,010,795)		(95,447)	(2,106,242)
Change in foreign currency translation							(72,340)		(72,340)
Issuance of common stock in exchange for consulting, professional and other services				$ 60	21,194				21,254
Issuance of common stock in exchange for consulting, professional and other services, shares				60,000
Stock based compensation expense related to stock options					88,709				88,709
Ending balance, value at Sep. 30, 2022			$ 9,282	$ 22,562	$ 97,156,458	$ (75,450,170)	$ (160,116)	$ 2,416,030	$ 23,994,046
Ending balance, shares at Sep. 30, 2022			9,281,759	22,562,297